Gross gains and losses of Securities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross gains and losses of Securities
The carrying value of securities pledged as collateral to secure public deposits and for other purposes	$ 210,494	$ 210,800
The book value of securities sold under agreements to repurchase	34,978	26,500
Gross gains resulting from sales of available for sale securities were realized	1,026	2,455	1,509
Loss included in the net gains	197	161	51
Net gains resulting from sales of available for sale securities were realized	$ 829	$ 2,294	$ 1,458